Other net investment result	12 Months Ended
Dec. 31, 2025
Other net investment result [Abstract]
Other net investment result
10 Other net investment result

	Note	2025	2024	2023

Interest revenue on financial instruments calculated using the effective interest method	10.1	636	605	599

Interest income from instruments measured at FVPL	10.2	217	186	89

Other investment income	10.3	825	729	550

Results from financial transactions	10.4	10,065	7,634	6,929

Impairment (losses) / reversals	10.5	(22)	(47)	(33)

Investment contract income / (expenses)		(11,372)	(8,781)	(7,851)

Interest expenses		(18)	(32)	(45)

For the year ended December 31		331	294	238
10.1 Interest revenue on financial instruments calculated using the effective interest method

	2025	2024	2023

Debt securities and money market instruments	557	484	457

Other	80	121	142

For the year ended December 31	636	605	599
10.2 Interest income from instruments measured at FVPL

	2025	2024	2023

Non-derivative assets applying the fair value option	74	65	89

Non-derivative assets failing the SPPI criteria	15	13	-

Non-derivative assets - PH designated	129	108	-

For the year ended December 31	217	186	89
10.3 Other investment income

	2025	2024	2023

Dividend income	819	724	547

Rental income	6	4	3

For the year ended December 31	825	729	550

10.4 Results from financial transactions

	2025	2024	2023

Net fair value change of financial investments at FVPL (excl. derivatives)

Shares	421	368	195

Debt securities and money market investments	47	(55)	46

Unconsolidated investment funds	9,578	7,367	6,805

Other	1	-	-

	10,047	7,680	7,047

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	43	(38)	(8)

Bifurcated embedded derivatives	-	3	5

Change in fair value of hedges on guarantees in investment contracts without DPF	-	(2)	-

Ineffective portion of hedge transactions to which hedge accounting is applied	-	2	3

	43	(35)	-

Realized gains and (losses) on financial investments

Debt securities and money market investments (FVOCI)	(28)	(11)	(113)

	(28)	(11)	(113)

Other

Gains and (losses) on investments in real estate	1	-	-

Net fair value change on investments in real estate	2	1	(6)

Net foreign currency gains and (losses)	-	(2)	2

	3	-	(4)

For the year ended December 31	10,065	7,634	6,929

Represented by:

Assets designated at FVPL	10,064	7,666	7,043

Assets mandatorily measured at FVPL	(17)	14	3

Other (i.e. FVOCI)	18	(47)	(117)
10.5 Impairment (losses) / reversals

	2025	2024	2023

Impairment (losses) on financial assets, excluding receivables

Debt securities and money market investments	(21)	(40)	(4)

Impairment (losses) / reversals on non-financial assets and receivables	(1)	(7)	(29)

For the year ended December 31	(22)	(47)	(33)